[LOGO]	Wilson Sonsini Goodrich & Rosati Professional Corporation 650 Page Mill Road Palo Alto, California 94304-1050 O: 650.493.9300 F: 650.493.6811

December 18, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-3720

Re:	Telenav, Inc.
Preliminary Proxy Statement filed on December 18, 2020

Ladies and Gentlemen:

On behalf of Telenav, Inc. (“Telenav”) pursuant to the Securities Exchange Act of 1934, as amended, we hereby transmit for filing via EDGAR one copy of Telenav’s Preliminary Proxy Statement with copies of all annexes thereto for the purposes of soliciting shareholder approval of the proposed acquisition of Telenav by V99, Inc., among other matters. Telenav has sent a wire transfer in the amount of $28,078.29 in payment of the filing fee to the Securities and Exchange Commission.

Please direct all notices and communications with respect to this Preliminary Proxy Statement via email to Steve Debenham at steved@telenav.com, Erika Muhl at emuhl@wsgr.com and to me at jreigel@wsgr.com

Should you have any questions or comments regarding this filing, please do not hesitate to contact me at (650) 320-4509 or Erika Muhl at (650) 849-3352.

Sincerely,

WILSON SONSINI GOODRICH & ROSATI

Professional Corporation

/s/ Julia Reigel

Julia Reigel

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